Cash flow statements - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Interest received	[1]	$ 33,093	$ 32,639	$ 31,133
Interest paid	[1]	(16,486)	(15,789)	(15,415)
Dividends received excluding life business	[1]	6	9	27
Other non-interest income received	[1]	3,865	4,995	4,926
Operating expenses paid	[1]	(9,080)	(7,889)	(7,828)
Income tax paid excluding life business	[1]	(3,406)	(3,585)	(3,388)
Life business:
Receipts from policyholders and customers	[1]	2,189	2,008	2,239
Interest and other items of similar nature	[1]	6	17	24
Dividends received	[1]	553	642	433
Payments to policyholders and suppliers	[1]	(2,250)	(2,089)	(1,861)
Income tax paid	[1]	(94)	(143)	(164)
Cash flows from operating activities before changes in operating assets and liabilities	[1]	8,396	10,815	10,126
Net (increase)/decrease in:
Collateral paid	[1]	(847)	969	2,320
Trading securities and financial assets measured at FVIS	[1]	(7,629)	3,492	(4,729)
Derivative financial instruments	[1]	7,605	8,584	(5,042)
Loans	[1]	(4,188)	(24,740)	(26,815)
Other financial assets	[1]	336	859	466
Life insurance assets and liabilities	[1]	(134)	(230)	219
Other assets	[1]	(13)	10	67
Net increase/(decrease) in:
Collateral received	[1]	1,007	(295)	739
Deposits and other borrowings	[1]	1,113	23,928	23,062
Other financial liabilities	[1]	1,463	(3,632)	2,506
Other liabilities	[1]	(5)	10	(82)
Net cash provided by/(used in) operating activities	[1]	7,104	19,770	2,837
Cash flows from investing activities
Proceeds from available-for-sale securities	[1]		23,878	25,717
Purchase of available-for-sale securities	[1]		(24,376)	(27,028)
Proceeds from investment securities	[1]	19,768
Purchase of investment securities	[1]	(29,527)
Net movement in amounts due to/from controlled entities	[1]
Proceeds/(Payments) from disposal of controlled entities, net of cash disposed	[1]	(1)	9
Net (increase)/decrease in investments in controlled entities	[1]
Proceeds from disposal of associates	[1]	45		630
Purchase of associates	[1]	(25)	(30)	(52)
Proceeds from disposal of property and equipment	[1]	157	91	65
Purchase of property and equipment	[1]	(280)	(310)	(264)
Purchase of intangible assets	[1]	(906)	(882)	(766)
Net cash provided by/(used in) investing activities	[1]	(10,769)	(1,620)	(1,698)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	[1]	61,484	59,456	72,368
Redemption of debt issues	[1]	(63,313)	(64,698)	(69,119)
Issue of loan capital (net of issue costs)	[1]	4,935	2,342	4,437
Redemption of loan capital	[1]	(1,662)	(2,387)	(2,188)
Proceeds from exercise of employee options	[1]		3	11
Purchase of shares on exercise of employee options and rights	[1]	(6)	(8)	(17)
Shares purchased for delivery of employee share plan	[1]	(27)	(27)	(27)
Purchase of RSP treasury shares	[1]	(69)	(71)	(68)
Net sale/(purchase) of other treasury shares	[1]	7	73	7
Payment of dividends	[1]	(4,977)	(5,769)	(4,839)
Payment of distributions to non-controlling interests	[1]	(5)	(6)	(13)
Net cash provided by/(used in) financing activities	[1]	(3,633)	(11,092)	552
Net increase/(decrease) in cash and balances with central banks	[1]	(7,298)	7,058	1,691
Effect of exchange rate changes on cash and balances with central banks	[1]	569	944	(302)
Cash and balances with central banks as at the beginning of the year	[1]	26,788	18,786	17,397
Cash and balances with central banks as at the end of the year	[1]	20,059	26,788	18,786
Parent Entity
Cash flows from operating activities
Interest received	[1]	33,770	32,947
Interest paid	[1]	(19,444)	(18,728)
Dividends received excluding life business	[1]	2,218	2,016
Other non-interest income received	[1]	2,982	3,832
Operating expenses paid	[1]	(7,491)	(6,543)
Income tax paid excluding life business	[1]	(3,081)	(3,349)
Life business:
Receipts from policyholders and customers	[1]
Interest and other items of similar nature	[1]
Dividends received	[1]
Payments to policyholders and suppliers	[1]
Income tax paid	[1]
Cash flows from operating activities before changes in operating assets and liabilities	[1]	8,954	10,175
Net (increase)/decrease in:
Collateral paid	[1]	(755)	662
Trading securities and financial assets measured at FVIS	[1]	(7,358)	2,815
Derivative financial instruments	[1]	6,581	8,263
Loans	[1]	(3,312)	(23,661)
Other financial assets	[1]	324	502
Life insurance assets and liabilities	[1]
Other assets	[1]	(41)	33
Net increase/(decrease) in:
Collateral received	[1]	1,004	(606)
Deposits and other borrowings	[1]	963	20,783
Other financial liabilities	[1]	1,555	(3,742)
Other liabilities	[1]	(24)	17
Net cash provided by/(used in) operating activities	[1]	7,891	15,241
Cash flows from investing activities
Proceeds from available-for-sale securities	[1]		21,525
Purchase of available-for-sale securities	[1]		(22,230)
Proceeds from investment securities	[1]	16,483
Purchase of investment securities	[1]	(25,719)
Net movement in amounts due to/from controlled entities	[1]	2,110	923
Proceeds/(Payments) from disposal of controlled entities, net of cash disposed	[1]
Net (increase)/decrease in investments in controlled entities	[1]	94	(577)
Proceeds from disposal of associates	[1]
Purchase of associates	[1]	(24)	(30)
Proceeds from disposal of property and equipment	[1]	143	62
Purchase of property and equipment	[1]	(209)	(251)
Purchase of intangible assets	[1]	(846)	(823)
Net cash provided by/(used in) investing activities	[1]	(7,968)	(1,401)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	[1]	50,375	57,440
Redemption of debt issues	[1]	(56,347)	(58,005)
Issue of loan capital (net of issue costs)	[1]	4,935	2,342
Redemption of loan capital	[1]	(1,662)	(2,387)
Proceeds from exercise of employee options	[1]		3
Purchase of shares on exercise of employee options and rights	[1]	(6)	(8)
Shares purchased for delivery of employee share plan	[1]	(27)	(27)
Purchase of RSP treasury shares	[1]	(69)	(71)
Net sale/(purchase) of other treasury shares	[1]
Payment of dividends	[1]	(4,981)	(5,778)
Payment of distributions to non-controlling interests	[1]
Net cash provided by/(used in) financing activities	[1]	(7,782)	(6,491)
Net increase/(decrease) in cash and balances with central banks	[1]	(7,859)	7,349
Effect of exchange rate changes on cash and balances with central banks	[1]	575	936
Cash and balances with central banks as at the beginning of the year	[1]	24,976	16,691
Cash and balances with central banks as at the end of the year	[1]	$ 17,692	$ 24,976	$ 16,691

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.